PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
PROPERTY AND EQUIPMENT
Depreciation expenses	$ 585,047	$ 652,967